Trust for Advised Portfolios

Supplement dated June 27, 2023
to the Statement of Additional Information
dated July 31, 2022 as previously supplemented for the
Bramshill Income Performance Fund

Harry E. Resis will resign from the Board of Trustees effective as of the close of business on July 1, 2023. Accordingly, all references to Mr. Resis as a current Trustee of the Trust for Advised Portfolios are removed as of that date.

Please retain this supplement with your Statement of Additional Information for future reference.